A C Inst Inst2 Inst3 R and S Shares [Member] Expense Example - A, C, Inst, Inst2, Inst3, R and S Shares - S000012081 [Member]	Jul. 31, 2025 USD ($)
C000032910 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 668
Expense Example, with Redemption, 3 Years	866
Expense Example, with Redemption, 5 Years	1,080
Expense Example, with Redemption, 10 Years	1,696
C000032912 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	933
Expense Example, with Redemption, 10 Years	1,831
C000032915 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
C000078989 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
C000094688 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,477
C000094690 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
C000253720 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	$ 894